Others, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Others, net
Investment income	¥ 23,386	$ 3,391	¥ 51,142
Investment impairment loss	(17,798)	(2,580)
Tax benefit for value-added tax	11,956		4,436	¥ 5,287
Others	3,034		2,442	5,951
Total	¥ 20,578	$ 2,984	¥ 58,020	¥ 11,238